Leases - Additional Information (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) EuroUsd	Dec. 31, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 250,887	$ 263,424
Contractual payments for the initial term of nine seasons		$ 22,000	$ 24,900
Lease Agreement for Buildings and Docking
Disclosure of quantitative information about right-of-use assets [line items]
Initial lease term		13 years
Additional lease term		10 years
Euro to USD exchange rate | EuroUsd		1.1
Viking Yi Dun
Disclosure of quantitative information about right-of-use assets [line items]
Operating expenses related to variable lease payments	$ 2,700